CIK 1143362

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Sec File No. 91 - 01787		and 9 Copies		Expires:

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAY 23 2007

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

07071254

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Lehman Brothers Long Government/Credit Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

BLV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-counter

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

May 22, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 23 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 2 3 2007
DIVISION OF MARKET REGULATION

Via Overnight Mail

May 22, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) –Vanguard Bond Index Funds and iShares Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Vanguard Bond Index Funds, Vanguard Total Bond Market ETF (Ticker Symbol BND);
- Vanguard Bond Index Funds, Vanguard Short-Term Bond ETF (Ticker Symbol BSV);
- Vanguard Bond Index Funds, Vanguard Intermediate-Term Bond ETF (Ticker Symbol BIV);
- Vanguard Bond Index Funds, Vanguard Long-Term Bond ETF (Ticker Symbol BLV);
- iShares Trust, iShares iBoxx $ High Yield Corporate Bond Fund (Ticker Symbol HYG);
- iShares Trust, iShares Lehman MBS Fixed-Rate Bond Fund (Ticker Symbol MBB); and
- iShares Trust, iShares S&P U.S. Preferred Stock Index Fund (Ticker Symbol PFF).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 2 3 2007

END